Acquisitions - Schedule of Recognized Identified Assets Assumed In Business Combination (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	$ 2,800
Uber Elevate [Member]
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired, goodwill, and liabilities assumed, net	34,216
Uber Elevate [Member] | Goodwill
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	10,757
Uber Elevate [Member] | Automation platform software technology
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	7,200
Uber Elevate [Member] | Multimodal software technology
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	4,900
Uber Elevate [Member] | Simulation software technology
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	4,600
Uber Elevate [Member] | Property and Equipment [Member]
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	630
Uber Elevate [Member] | Deferred Tax Asset [Member]
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	$ 6,129